Document and Entity Information	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	DIGITAL HEALTH ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 5
Entity Central Index Key	0001864531
Amendment Flag	true